Goodwill (Tables)	12 Months Ended
Sep. 30, 2025
Disclosure of reconciliation of changes in goodwill [abstract]
Summary of Goodwill

The goodwill has developed as follows:

Goodwill
October 1, 2023	1,593,917
Impact of foreign currency translation	(39,296)
September 30, 2024	1,554,621
Impact of foreign currency translation	(42,351)
September 30, 2025	1,512,270

Summary of Goodwill Balance Allocation into Current and Previous Groups of CGUs

The following table presents the goodwill balance allocation into the current groups of CGUs as of September 30, 2025:

	Americas	EMEA	APAC	Total
September 30, 2025	552,947	792,723	166,600	1,512,270

The following table presents the goodwill balance allocation into the previous groups of CGUs as of September 30, 2024:

	Americas	Europe	ASPA	MEAI	Total
September 30, 2024	579,864	743,157	165,235	66,365	1,554,621

Schedule of Key Assumptions Used in Impairment Test	For all impairment tests, the value in use was determined using a discounted cash flow model.

The following key assumptions have been used for the impairment testing of the current groups of CGUs as of September 30, 2025:

	September 30, 2025
	Americas	EMEA	APAC
Terminal Growth Rate	1.5%	1.5%	1.5%
Avg. EBITDA Margin rate (2026-2030)	28.6%	35.7%	31.0%
Pre-tax discount rate	12.9%	13.5%	20.6%
Avg. Revenue growth rate (2026-2030)	11.4%	15.7%	28.3%
Avg. CapEx investments (2026-2030)	47,358	43,680	13,608

The following key assumptions have been used for the impairment testing of the previous groups of CGUs as of September 30, 2024:

	September 30, 2024
	Americas	Europe	ASPA	MEAI
Terminal Growth Rate	1.5%	1.5%	1.5%	1.5%
Avg. EBITDA Margin rate (2025-2029)	31.2%	34.8%	31.7%	23.2%
Pre-tax discount rate	13.9%	12.9%	19.6%	19.6%
Avg. Revenue growth rate (2025-2029)	15.0%	16.0%	30.0%	30.0%
Avg. CapEx investments (2025-2029)	41,868	33,296	9,605	5,097